U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: Thrivent Mutual Funds 625 Fourth Avenue South Minneapolis, MN 55415
2.

Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                             ☐

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Small Cap Value Fund

Thrivent Small Cap Stock Fund

Thrivent Mid Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Mid Cap Stock Fund

Thrivent Partner Worldwide Allocation Fund

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Thrivent Balanced Fund

Thrivent High Yield Fund

Thrivent Municipal Bond Fund

Thrivent Income Fund

Thrivent Core Bond Fund

Thrivent Government Bond Fund

Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund

3.	Investment Company Act File Number: 811-5075
Securities Act File Number: 33-12911
4(a).	Last day of fiscal year for which this notice is filed: 10/31/2011
4(b).	☐ Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer’s fiscal year). (See instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to Rule 24f-2 (from Item 10):		$2,900,590,817
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$3,080,417,846
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995, that were not previously used to reduce registration fees payable to the Commission:		$410,089,541
	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$3,490,507,387
	(v)	Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$589,916,570

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	×	.0001146
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] enter “0” if no fee is due):	=	$0
6.

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:                     .

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
			+	$0

8.	Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]
			=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)		/s/ Rebecca A. Paulzine
Rebecca A. Paulzine
Assistant Secretary Thrivent Mutual Funds

Date	January 12, 2012

* Please print the name and title of the signing officer below the signature.